Supplement dated August 30, 2024 to the

Prospectus and Statement of Additional Information, each dated August 14, 2024.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long SOXX Quarterly ETF	Tradr 2X Short SPY Weekly ETF
Tradr 1.75X Long FXI Weekly ETF	Tradr 2X Short SPY Monthly ETF
Tradr 1.75X Long FXI Monthly ETF	Tradr 1.75X Short SPY Quarterly ETF
Tradr 1.75X Long FXI Quarterly ETF	Tradr 2X Short Triple Q Weekly ETF
Tradr 2X Long IWM Weekly ETF	Tradr 2X Short Triple Q Monthly ETF
Tradr 2X Long TLT Weekly ETF	Tradr 1.75X Short Triple Q Quarterly ETF
Tradr 2X Long XLK Weekly ETF	Tradr 2X Short SOXX Weekly ETF
Tradr 2X Long XLK Monthly ETF	Tradr 2X Short SOXX Monthly ETF
Tradr 2X Long XLK Quarterly ETF	Tradr 2X Short SOXX Quarterly ETF
Tradr 2X Long XLF Weekly ETF	Tradr 2X Short TLT Monthly ETF
Tradr 2X Long XLF Monthly ETF	Tradr 1.75X Short NVDA Weekly ETF
Tradr 2X Long XLF Quarterly ETF	Tradr 1.5X Short NVDA Monthly ETF
Tradr 2X Long XBI Weekly ETF	Tradr 1.5X Short TSLA Weekly ETF
Tradr 2X Long XBI Monthly ETF	Tradr 1.5X Short TSLA Monthly ETF
Tradr 1.75X Long XBI Quarterly ETF
Tradr 1.75X Long NVDA Monthly ETF
Tradr 1.5X Long TSLA Monthly ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.